Document and Entity Information	Nov. 07, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2024
Entity Registrant Name	Westrock Coffee Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41485
Entity Tax Identification Number	80-0977200
Entity Address, Address Line One	4009 N. Rodney Parham Road
Entity Address, Adress Line Two	4th Floor
Entity Address, City or Town	Little Rock
Entity Address State Or Province	AR
Entity Address, Postal Zip Code	72212
City Area Code	501
Local Phone Number	918-9358
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Shares of common stock, par value $0.01 per share
Trading Symbol	WEST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001806347
Amendment Flag	false